Notes Payable (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 27, 2016	Sep. 30, 2016	Jun. 30, 2016	May 31, 2013	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 31, 2014
Gain on settlement						$ 15,000
Debt discount						26,872
Gross proceeds from offering						1,760,000
Accrued offering						50,000
Amortization expense					$ 86,734
2016 Secured Note [Member] | Ascentium Capital [Member] | GlyEco Acquisition Corp. #5 [Member]
Principal balance						$ 437,000
Description of collateral		collateralized by vehicle and equipment.
2016 Secured Note [Member] | Maximum [Member] | Ascentium Capital [Member] | GlyEco Acquisition Corp. #5 [Member]
Interest rate		9.00%
Debt terms		5 years
2016 Secured Note [Member] | Minimum [Member] | Ascentium Capital [Member] | GlyEco Acquisition Corp. #5 [Member]
Interest rate		5.80%
Debt terms		4 years
Manzo Note [Member] | Mr. Rose Manzo [Member] | GlyEco Acquisition Corp. #4 [Member]
Principal balance								$ 115,000
Interest rate								12.00%
Manzo Note [Member] | Mr. Rose Manzo [Member] | GlyEco Acquisition Corp. #4 [Member] | Settlement Agreement [Member]
Repayment of debt			$ 100,000
Gain on settlement			$ 15,000
GlyEco Acquisition Corp. #5 [Member] | 2016 Unsecured Note [Member] | 5% Notes Subscription Agreement [Member]
Principal balance	$ 1,000,000
Maturity date	May 31, 2017
GlyEco Acquisition Corp. #1 [Member] | 2016 Unsecured Note [Member] | 5% Notes Subscription Agreement [Member]
Principal balance	$ 1,810,000
Maturity date	Dec. 27, 2017
Exercise value of warrants	$ 5,656,250
Exercise price of warrants	$ 0.08
GlyEco Acquisition Corp. #1 [Member] | 2013 Secured Note [Member] | Security State Bank of Marine [Member]
Principal balance				$ 20,000
Interest rate				6.00%
Debt terms				3 years
Maturity date				May 02, 2016
Description of collateral				Collateralized by a vehicle.
WEBA [Member]
Promissory notes to the WEBA Sellers	$ 2,650,000